Contingently Redeemable Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		8 Months Ended	12 Months Ended				0 Months Ended
	May 11, 2013	May 11, 2012	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 11, 2013 Maximum USD ($)	May 11, 2012 Redeemable Common Stock USD ($)
Common Stock Disclosure [Line Items]
Contingently redeemable ordinary shares issued								26,485,961
Proceed from issuance of contingently redeemable ordinary shares								$ 12,000
Contingently redeemable ordinary shares issued, price per-share								$ 0.45307
Market capitalization of the IPO in excess of which triggers forfeiture of redemption right and conversion of Contingently Redeemable Ordinary Shares to the ordinary shares			300,000	300,000			300,000
Description of contingently redeemable ordinary shares	(i) an IPO is consummated on or prior to May 11, 2013 and the market capitalization of the IPO is below US$300,000 or (ii) the IPO has not been consummated on or prior to May 11, 2013 ("Target IPO Date"). The redemption price shall equal to the Purchase Price plus any interest accrued on the Purchase Price based on an interest rate of 3% per annum on the Issuance Date.
Annual redemption interest rate			5.00%
Percentage of original issuance price holders are entitled to receive in the event of liquidation, dissolution or winding up of the Company		100.00%
Contingently Redeemable Ordinary shares, carrying value					75,648
Contingently Redeemable Ordinary shares, issuance costs					1,813
Contingently Redeemable Ordinary shares, accretion charge				$ 524	3,174	3,023